Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	¥ 4,713,994	¥ 3,921,280
Accumulated amortization	(879,038)	(353,208)
Impairment Amount	(35,130)	(35,130)
Total	3,799,826	3,532,942
Indefinite-lived intangible assets	810,643	1,416,050
Total intangible assets Gross Carrying Amount	5,524,637	5,337,330
Total intangible assets - Accumulated amortization	(879,038)	(353,208)
Total intangible assets - Impairment Amount	(35,130)	(35,130)
Total intangible assets - Net Carrying Amount	4,610,469	4,948,992
VMTUD [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	0	609,170
Total	0	609,170
Manufacturing License [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	494,000	494,000
Total	494,000	494,000
Surveying And Mapping Qualification [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	250,000	250,000
Total	250,000	250,000
Others [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	66,643	62,880
Accumulated amortization	0
Total	66,643	62,880
Software and Software Development Costs [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	725,879	542,335
Accumulated amortization	(424,821)	(287,943)
Impairment Amount	(35,130)	(35,130)
Total	265,928	219,262
License Of Maintenance And Overhauls [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	2,290	2,290
Accumulated amortization	(2,290)	(2,290)
VPT [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	2,586,911	2,586,911
Accumulated amortization	(301,806)	(43,115)
Total	2,285,105	2,543,796
Robotics Platform Technology [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	777,711	777,711
Accumulated amortization	(97,214)	(19,443)
Total	680,497	758,268
VMT [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	609,170
Accumulated amortization	(50,764)
Total	558,406
Others [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	12,033	12,033
Accumulated amortization	(2,143)	(417)
Total	¥ 9,890	¥ 11,616